August 15, 2018

Pzena Long/Short Value Fund

Investor Class PZVLX
Institutional Class PZILX

A series of Advisors Series Trust

Supplement to the Summary Prospectus, Prospectus, and Statement of Additional Information ("SAI"), each dated June 28, 2018

Effective August 13, 2018, Mr. Eli Rabinowich no longer serves as a co-portfolio manager to the Pzena Long/Short Value Fund (the "Fund").  Therefore, please disregard all references to Mr. Rabinowich in the Summary Prospectus, Prospectus, and SAI for the Fund.

* * * * *

Please retain this Supplement with your
Summary Prospectus, Prospectus and SAI for future reference.